Pensions and Other Benefit Plans (Details 8) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Retirement Plans [Member]
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	$ 6,030	$ 3,539
Prior service cost (credit)	6	39
Unrecognized net transition obligation	3	4
Total before tax effects	6,039	3,582
Accumulated Benefit Obligations - end of year	15,452	13,134
Other Benefit Plans [Member]
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	1,218	1,017
Prior service cost (credit)	(18)	(21)
Unrecognized net transition obligation	1	0
Total before tax effects	$ 1,201	$ 996